COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Lessee Leasing Arrangements Operating Leases Term of Contract Maximum	15 years
Operating Leases, Rent Expense	$ 148,640,828	$ 82,257,681	$ 58,047,539
Commitments and Contingencies
Investment Commitment [Member]
Commitments and Contingencies	25,705,255
Capital Commitment [Member]
Commitments and Contingencies	$ 38,260,533